Funding Facilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Funding Facilities [Line Items]
Credit funding facility amount	R 925.0
Commitment amount	75.0
Uncommitted amount	850.0
Utilized amount
Unsecured short-term overdraft facility	R 275.0
Prime lending rate	11.75%	11.75%
Mercantile facility [Member]
Funding Facilities [Line Items]
Utilized amount	R 23.4